Discontinued Operations (Details Textual) (USD $)	3 Months Ended		8 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Aug. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations (Textual) [Abstract]
Outstanding Common Stock				57.00%
Closing Date of the Agreement			Aug. 31, 2012
Purchase Price				$ 850,000
Discontinued Operations Purchase Price				57.00%
Gain on sale of discontinued operations, net of tax	443,000	0		443,000,000	0
Initial Payment of Purchase Price				400,000
Discontinued Operation net Accounts Receivable	188,000			188,000
Discontinued Operation Inventory	271,000			271,000		266,347	258,939
Discontinued Operation Prepaid expenses	$ 39,000			$ 39,000